Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash Flows Used In Operating Activities:
Net loss	$ (2,753,273)	$ (2,589,349)	$ (5,030,648)	$ (5,026,080)	$ (2,843,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	95,894	90,720	179,322	149,565	159,521
Share-based compensation	94,168	64,794	115,546	259,379	267,222
Foreign exchange loss	34,147	42,163	(162,028)	(76,800)	653,333
(Gain) loss in fair value of warrant liability			0	211,956	(2,131,062)
Transfer of equipment to research and development expense	12,419	0
Changes in working capital items:
Accounts receivable	(61,549)	19,899	84,573	71,827	(113,917)
Inventory	(137,250)	(61,144)	181,316	307,850	(522,389)
Prepaid and other assets	(86,269)	(18,053)	235,001	(197,150)	(45,758)
Deposits			0	560	0
Accounts payable and accrued liabilities	268,845	(190,227)	(302,731)	(33,403)	77,018
Deferred revenue				(173,333)	86,666
Net cash used in operating activities	(2,532,868)	(2,641,197)	(4,699,649)	(4,505,629)	(4,412,395)
Cash Flows From Investing Activities:
Acquisition of property, plant and equipment	(205,891)	(126,876)	(302,733)	(402,271)	(274,589)
Purchase of short-term investments	(505,222)	(2,005,570)	(5,005,607)	(11,995,450)	(13,677)
Proceeds on sales and maturities of short-term investments	2,000,000	2,000,000	7,000,000	13,021,827	410,736
Contribution to joint venture			0	(66,695)	0
Net cash provided by (used in) investing activities	1,288,887	(132,446)	1,691,660	557,411	122,470
Cash Flows From Financing Activities:
Proceeds from issuance of common shares, net			0	6,277,500	0
Payments for share issuance costs			0	(332,764)	0
Proceeds from exercise of warrants and options			0	1,368,260	106,777
Net cash provided by financing activities			0	7,312,996	106,777
Effect of exchange rate changes on cash and cash equivalents	(33,960)	(42,039)	162,036	96,623	(629,808)
Net change in cash and cash equivalents	(1,277,941)	(2,815,682)	(2,845,953)	3,461,401	(4,812,956)
Cash and cash equivalents - beginning of period	4,570,951	7,416,904	7,416,904	3,955,503	8,768,459
Cash and cash equivalents - end of period	3,293,010	4,601,222	4,570,951	7,416,904	3,955,503
Cash (demand deposits)	2,788,805	850,224	3,847,655	972,412	3,955,503
Cash equivalents	504,205	3,750,998	723,296	6,444,492	0
Cash and cash equivalents	4,570,951	7,416,904	4,570,951	7,416,904	3,955,503
Supplemental cash flow information:
Cash paid during the period for taxes	$ 800	$ 800	800	7,200	36,800
Supplemental disclosure of non-cash transactions:
Share issuance costs withheld from escrow proceeds			$ 0	$ 472,500	$ 0